Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
January 31, 2023
IGI-K6-NPRT1-0423
1.9893915.103
Common Stocks - 97.5%
	Shares	Value ($)
Australia - 2.2%
Bapcor Ltd.	401,629	1,816,335
Flight Centre Travel Group Ltd. (a)(b)	234,724	2,622,713
Iperionx Ltd. (a)	938,256	598,641
Lynas Rare Earths Ltd. (a)	376,969	2,523,481
National Storage REIT unit	2,719,534	4,475,642
TOTAL AUSTRALIA		12,036,812
Bailiwick of Jersey - 0.4%
JTC PLC (c)	225,986	2,003,183
Belgium - 2.1%
Azelis Group NV	4,600	123,922
KBC Group NV	91,970	6,784,995
UCB SA	59,402	4,867,956
TOTAL BELGIUM		11,776,873
Canada - 4.6%
Canadian Natural Resources Ltd.	154,820	9,502,949
Constellation Software, Inc.	3,723	6,577,668
Definity Financial Corp.	32,211	867,885
Nutrien Ltd.	49,243	4,076,227
The Toronto-Dominion Bank	57,395	3,971,128
Topicus.Com, Inc. (a)	6,643	383,487
TOTAL CANADA		25,379,344
Cayman Islands - 2.6%
Alibaba Group Holding Ltd. (a)	382,131	5,253,793
Li Ning Co. Ltd.	280,176	2,769,726
Silergy Corp.	37,733	767,182
Tencent Holdings Ltd.	116,596	5,681,597
TOTAL CAYMAN ISLANDS		14,472,298
China - 0.7%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	16,838	269,166
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	54,090	2,675,132
WuXi AppTec Co. Ltd. (H Shares) (c)	69,037	897,069
TOTAL CHINA		3,841,367
Cyprus - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(d)	38,476	14,210
Denmark - 3.2%
DSV A/S	28,432	4,678,626
Novo Nordisk A/S Series B	66,048	9,140,375
ORSTED A/S (c)	40,575	3,613,287
TOTAL DENMARK		17,432,288
Finland - 0.4%
Neste OYJ	41,386	1,972,034
France - 11.0%
Air Liquide SA	47,433	7,552,572
AXA SA	306,963	9,576,946
BNP Paribas SA	121,045	8,313,597
Capgemini SA	33,856	6,400,659
Edenred SA	67,049	3,643,887
EssilorLuxottica SA	22,369	4,083,069
Exclusive Networks SA	102,455	2,122,978
LVMH Moet Hennessy Louis Vuitton SE	21,918	19,133,879
TOTAL FRANCE		60,827,587
Germany - 6.3%
Deutsche Borse AG	31,648	5,663,166
Deutsche Post AG	112,245	4,832,898
Linde PLC	10,951	3,603,163
Merck KGaA	25,889	5,403,767
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,569	4,522,913
Nexus AG	22,732	1,272,724
Rheinmetall AG	9,973	2,320,219
Siemens AG	33,392	5,216,007
Siemens Healthineers AG (c)	34,106	1,829,059
Talanx AG	82	4,044
TOTAL GERMANY		34,667,960
Hong Kong - 2.7%
AIA Group Ltd.	859,054	9,713,880
Chervon Holdings Ltd.	453,556	2,277,248
Techtronic Industries Co. Ltd.	238,441	3,073,930
TOTAL HONG KONG		15,065,058
Hungary - 0.2%
Richter Gedeon PLC	60,152	1,355,867
India - 5.9%
Avenue Supermarts Ltd. (a)(c)	35,721	1,537,536
Eicher Motors Ltd.	40,175	1,609,458
HDFC Bank Ltd. sponsored ADR	167,430	11,278,085
Housing Development Finance Corp. Ltd.	297,782	9,606,702
ITC Ltd.	307,636	1,330,462
PVR Ltd. (a)	42,827	892,215
Reliance Industries Ltd.	173,419	5,013,321
Star Health & Allied Insurance Co. Ltd. (a)	62,392	383,671
Sunteck Realty Ltd.	181,105	813,032
TOTAL INDIA		32,464,482
Ireland - 2.0%
Cairn Homes PLC	1,963,142	2,091,104
CRH PLC	81,096	3,789,011
Dalata Hotel Group PLC (a)	749,689	3,158,220
DCC PLC (United Kingdom)	253	14,367
ICON PLC (a)	7,606	1,754,780
Ryanair Holdings PLC (a)	3,200	51,521
TOTAL IRELAND		10,859,003
Italy - 0.7%
BFF Bank SpA (c)	209,163	1,929,417
FinecoBank SpA	99,339	1,776,541
TOTAL ITALY		3,705,958
Japan - 18.9%
Daiichi Sankyo Kabushiki Kaisha	123,654	3,883,593
Fast Retailing Co. Ltd.	4,653	2,826,044
FUJIFILM Holdings Corp.	114,412	6,054,819
Fujitsu Ltd.	24,336	3,464,946
Hitachi Ltd.	176,748	9,269,102
Hoya Corp.	74,074	8,146,061
Itochu Corp.	189,713	6,131,873
Keyence Corp.	9,033	4,158,513
Minebea Mitsumi, Inc.	184,687	3,219,594
Misumi Group, Inc.	59,653	1,501,316
Mitsubishi UFJ Financial Group, Inc.	656,082	4,805,723
Murata Manufacturing Co. Ltd.	52,458	2,997,476
Olympus Corp.	326,701	6,141,857
ORIX Corp.	350,495	6,162,750
Persol Holdings Co. Ltd.	157,207	3,446,845
Renesas Electronics Corp. (a)	474,046	4,876,085
Shin-Etsu Chemical Co. Ltd.	47,156	6,951,886
SMC Corp.	6,178	3,137,874
Sony Group Corp.	86,517	7,730,431
TechnoPro Holdings, Inc.	37,000	1,152,001
TIS, Inc.	99,586	2,871,597
Tokio Marine Holdings, Inc.	129,517	2,712,696
ZOZO, Inc.	95,118	2,465,764
TOTAL JAPAN		104,108,846
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	54,716	2,722,092
Luxembourg - 0.9%
Eurofins Scientific SA	33,887	2,421,878
Globant SA (a)	7,047	1,142,882
Samsonite International SA (a)(c)	445,020	1,325,708
TOTAL LUXEMBOURG		4,890,468
Netherlands - 7.4%
Airbus Group NV	35,264	4,420,902
ASML Holding NV (Netherlands)	20,708	13,701,397
BE Semiconductor Industries NV	44,462	3,155,430
Heineken NV (Bearer)	27,349	2,733,228
IMCD NV	14,327	2,259,241
ING Groep NV (Certificaten Van Aandelen)	486,654	7,046,877
Koninklijke KPN NV	1,378,088	4,711,470
RHI Magnesita NV	25,994	862,056
Universal Music Group NV	67,213	1,718,124
TOTAL NETHERLANDS		40,608,725
New Zealand - 0.6%
EBOS Group Ltd.	119,850	3,341,041
Norway - 0.7%
Equinor ASA	115,469	3,519,110
Volue A/S (a)	64,986	197,596
TOTAL NORWAY		3,716,706
Singapore - 0.7%
United Overseas Bank Ltd.	178,920	4,066,966
Spain - 0.9%
Amadeus IT Holding SA Class A (a)	45,311	2,854,772
Cie Automotive SA	78,679	2,329,997
TOTAL SPAIN		5,184,769
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	103,154	2,429,922
HEXPOL AB (B Shares)	137,660	1,482,225
Indutrade AB	127,161	2,808,885
Kry International AB (a)(d)(e)	71	12,786
Lagercrantz Group AB (B Shares)	185,223	1,937,672
Nibe Industrier AB (B Shares)	118,889	1,277,270
Nordnet AB	132,768	2,150,040
Svenska Handelsbanken AB (A Shares)	380,504	3,967,904
TOTAL SWEDEN		16,066,704
Switzerland - 4.9%
Nestle SA (Reg. S)	131,140	16,000,268
Partners Group Holding AG	3,814	3,557,789
Roche Holding AG (participation certificate)	24,399	7,616,646
TOTAL SWITZERLAND		27,174,703
Taiwan - 1.5%
MediaTek, Inc.	112,140	2,707,067
Taiwan Semiconductor Manufacturing Co. Ltd.	324,066	5,713,779
TOTAL TAIWAN		8,420,846
United Kingdom - 12.2%
Anglo American PLC (United Kingdom)	121,653	5,246,944
AstraZeneca PLC (United Kingdom)	112,258	14,707,206
BAE Systems PLC	440,992	4,668,364
Beazley PLC	366,370	3,003,667
Big Yellow Group PLC	149,713	2,231,496
Bunzl PLC	159,648	5,845,614
Bytes Technology Group PLC	60,071	286,607
Compass Group PLC	345,838	8,261,386
Diageo PLC	186,514	8,155,532
Dr. Martens Ltd.	315,333	603,353
Endava PLC ADR (a)	11,000	966,570
JD Sports Fashion PLC	716,000	1,436,628
M&G PLC	756,491	1,883,000
Prudential PLC	253,433	4,210,807
Reckitt Benckiser Group PLC	43,860	3,125,505
Smart Metering Systems PLC	195,382	2,095,627
Starling Bank Ltd. Series D (a)(d)(e)	137,500	572,967
Zegona Communications PLC (a)	19,285	18,188
TOTAL UNITED KINGDOM		67,319,461
United States of America - 0.4%
NICE Ltd. sponsored ADR (a)	10,570	2,192,535
TOTAL COMMON STOCKS (Cost $519,195,144)		537,688,186

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	1,533	303,411
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	8,434	92,605
		396,016
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	3,347	460,622
TOTAL CONVERTIBLE PREFERRED STOCKS		856,638
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	413	74,376
TOTAL PREFERRED STOCKS (Cost $1,346,117)		931,014

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	12,953,147	12,955,738
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	2,153,041	2,153,256
TOTAL MONEY MARKET FUNDS (Cost $15,108,994)		15,108,994

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $535,650,255)	553,728,194
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,371,211)
NET ASSETS - 100.0%	551,356,983

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,404,425 or 2.4% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,516,767 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539

ByteDance Ltd. Series E1	11/18/20	167,977

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	119,789

Kry International AB	5/14/21	30,836

Kry International AB Series E	5/14/21	188,812

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	286,270

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	27,106,527	43,322,572	57,473,361	210,804	-	-	12,955,738	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	1,938,791	12,725,800	12,511,335	5,799	-	-	2,153,256	0.0%
Total	29,045,318	56,048,372	69,984,696	216,603	-	-	15,108,994

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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